                            OCC ACCUMULATION TRUST

                      O U.S. GOVERNMENT INCOME PORTFOLIO
                              SEMI-ANNUAL REPORT
                                JUNE 30, 1999

                                                              MANAGED BY
                                                                [LOGO]

                            OCC ACCUMULATION TRUST
                                  MANAGED BY

                                    [LOGO]

                REPORT FOR THE SIX MONTHS ENDED JUNE 30, 1999

     The first half of 1999 was a period of generally higher stock prices, with the market advancing 12.4% as measured by the Standard & Poor's 500 index ("S&P 500"). Within that general uptrend, however, there were several crosscurrents. In the first quarter, the gains of the S&P 500 continued to be driven by a limited number of technology and large cap growth issues, as had been true throughout 1998 and 1997. In the second quarter, by contrast, market leadership broadened to include undervalued stocks with strong business fundamentals of the type owned in our portfolios. Value stocks include those judged to be trading at market prices well below the inherent value of the business, while growth stocks include those believed to have excellent long-term earnings growth prospects. In addition, the stocks of small companies, which had trailed the performance of large cap issues for an extended period, sprang back to life in the second quarter, advancing sharply.

     Periods of outperformance by growth or value, or by large cap or small cap, are normal. Like a pendulum, when the market reaches one extreme or the other, absent some unusual factor it typically swings back. We believe the market is now coming back toward our value style, which should benefit the equity portfolios in the OCC Accumulation Trust.

     As the third quarter begins, a central issue facing investors is whether the U.S. economy is likely to overheat, causing interest rates to rise further. The debate surrounding this issue has resulted from warnings by Federal Reserve Chairman Alan Greenspan in mid-June that the recent growth rate of the U.S. economy is "unsustainable" and that the reservoir of available workers is drying up. In late June, in a preemptive move to keep the economy in check, the Federal Reserve (the "Fed") raised its target short-term interest rate by one-quarter percentage point, the first increase in more than two years.

     The Fed's action is consistent with our expectation that the three one-quarter point rate easings of 1998 are likely to require reversal during 1999. The original easings were made in response to global problems that are now on the mend; they were not required to stimulate the U.S. economy. Our current expectation is that the Fed will continue to retract the 1998 easings in order to maintain economic balance. That behavior should be positive for our investment style and central to the performance of the U.S. equity market as a whole.

     Our investment philosophy is characterized by:

     1. Long-term perspective: We focus on individual companies and try to understand where their businesses are going over the next several years, not on where the stock market is heading in the next quarter.

     2. Emphasis on cash flow: We buy businesses which generate cash that they can use to compound investors' capital throughout an economic cycle.

     3. Disciplined approach to valuation: We want to buy successful companies that are growing. However, unlike more aggressive investors, we are reluctant to pay a large premium for that growth. We believe that overpaying adds to risk and makes it more difficult to achieve an investment profit.

                             OCC ACCUMULATION TRUST
                        U.S. GOVERNMENT INCOME PORTFOLIO

     Prices of fixed income securities declined somewhat in the first half of 1999, following their strong performance in 1998. The U.S. Government Income Portfolio declined 2.1% during the first half of 1999, compared with an average decrease of 2.4% for the general U.S. Government funds in Lipper's Variable Insurance Products Performance Analysis Service Report and a decline of 0.5% for the Lehman Brothers Intermediate Government Bond Index ("Lehman Index"). The Portfolio's performance ranked 18th among the 36 funds in its Lipper category.

     The Portfolio is intended for investors seeking high current income from investments in Government securities. The Portfolio invests in debt obligations issued or guaranteed by the U.S. Government and its agencies or intermediaries. These issues are considered to carry minimal credit risk. The Portfolio primarily owns intermediate-term securities and places a priority on maintaining a relatively stable net asset value per share.

     The bond market's weakness in the half was caused by a continued strong U.S. economy, an improving global economy and a modest uptick in inflation primarily attributed to an increase in oil prices. On June 30, 1999, the Federal Reserve (the "Fed") raised its target Federal Funds rate by one quarter percentage point as a preemptive strike against higher inflation, the first rate increase by the Fed in more than two years.

     During the first six months of 1999, as prices weakened and yields rose, we increased the Portfolio's position in U.S. Government agency and mortgage-related securities in order to capture additional yield, which currently is very attractive relative to U.S. Treasury securities. For instance, we purchased Federal National Mortgage Association callable benchmark notes that yielded 120 basis points (1.20%) more than ten-year treasuries. Agency and mortgage-related securities have performed well in the half, contributing to the Portfolio's favorable performance in its Lipper category.

     For the three years ended June 30, 1999, the Portfolio achieved an average annual total return of 5.4%, compared with an average annual total return of 6.4% for the funds in the Lipper general U.S. Government funds category and 6.6% for the Lehman Brothers Intermediate Government Bond Index. The Portfolio's three-year performance was 31st among the 33 funds in this Lipper universe. From its inception on January 3, 1995 through June 30, 1999 the Portfolio achieved an average annual total return of 6.4%, compared with 7.5% for the Lehman Brothers Intermediate Government Bond Index. Returns take into account expenses incurred by the Portfolio, but not separate account charges imposed by the insurance company.

     Even though 1999 has so far been a difficult year for the bond market, we remain generally positive in our view and believe bonds continue to be an attractive investment, providing yields well above the rate of inflation. At June 30, 1999, the Portfolio's net assets were allocated 32.9% to U.S. Treasury securities, 68.3% to U.S. Government agency and mortgage-related securities and the balance in liabilities in excess of other assets. This compares with an allocation six months earlier of 50.1% to U.S. Treasury securities, 46.7% to U.S. Government agency and mortgage-related securities, 2.2% to corporate notes and bonds, and 1.0% to cash and cash equivalents. The average maturity of the Portfolio was approximately 11.1 years at June 30, 1999.

                            OCC ACCUMULATION TRUST
                       U.S. GOVERNMENT INCOME PORTFOLIO
                           SCHEDULE OF INVESTMENTS
                                JUNE 30, 1999
                                 (UNAUDITED)


 PRINCIPAL
   AMOUNT                                                                                               VALUE
------------                                                                                         ------------
              U.S. TREASURY NOTES AND BONDS -- 32.9%
$   1,150,000  5.625%, 10/31/99....................................................................  $   1,152,151
      875,000  5.875%, 11/30/01....................................................................        880,468
       95,000  6.25%,   4/30/01....................................................................         96,203
      700,000  6.50%,   5/31/02....................................................................        715,862
      475,000  7.25%,   8/15/22....................................................................        531,853
                                                                                                     -------------
               Total U.S. Treasury Notes and Bonds (cost -- $3,429,372)............................      3,376,537
                                                                                                     -------------
               U.S. GOVERNMENT AGENCY NOTES -- 37.7%
       75,000  Federal Farm Credit Bank, 8.65%, 10/1/99............................................         75,575
               Federal Home Loan Bank,
    1,050,000  4.85%, 7/13/99......................................................................      1,048,303
      155,000  8.60%, 8/25/99......................................................................        155,727
               Federal Home Loan Mortgage Corp.,
      175,000  6.22%,  3/24/03.....................................................................        175,383
      125,000  7.75%,  11/7/01.....................................................................        130,410
      150,000  8.115%, 1/31/05.....................................................................        162,305
               Federal National Mortgage Association,
      980,000  6.50%, 4/29/09......................................................................        947,689
      150,000  9.20%, 9/11/00......................................................................        156,163
      100,000  Student Loan Marketing Association, 7.20%, 11/9/00..................................        101,781
    1,000,000  Tennessee Valley Authority, 5.375%, 11/13/08........................................        920,620
                                                                                                     -------------
               Total U.S. Government Agency Notes (cost -- $3,968,386).............................      3,873,956
                                                                                                     -------------
               MORTGAGE-RELATED SECURITIES -- 30.6%
               Federal National Mortgage Association,
      138,575  6.00%,  3/1/13......................................................................        133,853
      521,840  6.00%,  9/1/13......................................................................        504,061
      508,640  7.50%, 11/1/27......................................................................        513,726
        2,453  9.00%,  8/1/02......................................................................          2,516
        6,631  9.50%, 12/1/06......................................................................          6,825
       17,634  9.50%,  3/1/19......................................................................         18,835
       38,481  9.50%, 12/1/19......................................................................         41,038
               Government National Mortgage Association,
    1,100,000  4.00%, 10/20/25.....................................................................      1,031,932
      288,001  7.00%,  3/15/28.....................................................................        284,130
      149,751  7.00%,  4/15/28.....................................................................        147,738
      459,163  7.00%,  6/15/28.....................................................................        452,992
                                                                                                     -------------
               Total Mortgage-Related Securities (cost -- $3,198,295)..............................      3,137,646
                                                                                                     -------------
               Total Investments (cost -- $10,596,053)...................................      101.2% $  10,388,139
               Liabilities in Excess of Other Assets.....................................       (1.2)      (127,696)
                                                                                           ---------  -------------
               Total Net Assets..........................................................      100.0% $  10,260,443
                                                                                           =========  =============

See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                        U.S. GOVERNMENT INCOME PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1999
                                  (UNAUDITED)

ASSETS
Investments, at value (cost -- $10,596,053)........................................................  $  10,388,139
Cash...............................................................................................          5,675
Interest receivable................................................................................         91,712
Other assets.......................................................................................            783
                                                                                                     -------------
  Total Assets.....................................................................................     10,486,309
                                                                                                     -------------

LIABILITIES
Payable for shares of beneficial interest redeemed.................................................        197,882
Dividend payable...................................................................................         17,723
Investment advisory fee payable....................................................................          1,074
Other payables and accrued expenses................................................................          9,187
                                                                                                     -------------
  Total Liabilities................................................................................        225,866
                                                                                                     -------------
  Total Net Assets.................................................................................  $  10,260,443
                                                                                                     =============

COMPOSITION OF NET ASSETS
Par value ($.01 per share).........................................................................  $      10,058
Paid-in-capital in excess of par...................................................................     10,481,616
Accumulated net realized loss on investments.......................................................        (23,317)
Net unrealized depreciation on investments.........................................................       (207,914)
                                                                                                     -------------
  Total Net Assets.................................................................................  $  10,260,443
                                                                                                     =============
Shares outstanding.................................................................................      1,005,783
                                                                                                     -------------
Net asset value per share..........................................................................         $10.20
                                                                                                     =============

See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                        U.S. GOVERNMENT INCOME PORTFOLIO
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
  Interest...........................................................................................  $   299,546
                                                                                                       -----------

OPERATING EXPENSES
  Investment advisory fees...........................................................................       31,946
  Custodian fees.....................................................................................        8,953
  Audit fees.........................................................................................        4,040
  Transfer and dividend disbursing agent fees........................................................        1,903
  Trustees' fees and expenses........................................................................        1,168
  Reports to shareholders............................................................................          350
  Legal fees.........................................................................................           83
  Miscellaneous......................................................................................        1,811
                                                                                                       -----------
     Total operating expenses........................................................................       50,254
     Less: expense offset............................................................................         (314)
                                                                                                       -----------
       Net operating expenses........................................................................       49,940
                                                                                                       -----------
       Net investment income.........................................................................      249,606
                                                                                                       -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss on investments...................................................................      (22,735)
  Net change in unrealized appreciation/depreciation on investments..................................     (437,452)
                                                                                                       -----------
       Net realized and unrealized loss on investments...............................................     (460,187)
                                                                                                       -----------
Net decrease in net assets resulting from operations.................................................  $  (210,581)
                                                                                                       ===========


See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                        U.S. GOVERNMENT INCOME PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                            SIX MONTHS ENDED
                                                                            JUNE 30, 1999           YEAR ENDED
                                                                                 (1)              DECEMBER 31, 1998
                                                                            ----------------      -----------------
OPERATIONS

Net investment income....................................................     $    249,606           $   411,556
Net realized gain (loss) on investments..................................          (22,735)              151,330
Net change in unrealized appreciation/depreciation on investments........         (437,452)               89,811
                                                                              ------------           -----------
  Net increase (decrease) in net assets resulting from operations........         (210,581)              652,697
                                                                              ------------           -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

From net investment income...............................................         (249,606)             (411,556)

From net realized gains..................................................               --              (149,402)
                                                                              ------------           -----------
  Total dividends and distributions to shareholders......................         (249,606)             (560,958)
                                                                              ------------           -----------

SHARE TRANSACTIONS

Net proceeds from the sale of shares.....................................        2,180,202             5,717,541
Reinvestment of dividends and distributions..............................          231,883               560,300
Cost of shares redeemed..................................................       (2,233,417)           (2,810,893)
                                                                              ------------           -----------
  Net increase in net assets from share transactions.....................          178,668             3,466,948
                                                                              ------------           -----------

     Total increase (decrease) in net assets.............................         (281,519)            3,558,687

NET ASSETS

Beginning of period......................................................       10,541,962             6,983,275
                                                                              ------------           -----------
End of period............................................................     $ 10,260,443           $10,541,962
                                                                              ============           ===========

SHARES ISSUED AND REDEEMED

Issued...................................................................          209,213               535,354
Issued in reinvestment of dividends and distributions....................           22,258                52,582
Redeemed.................................................................         (214,985)             (263,013)
                                                                              ------------           -----------
  Net increase...........................................................           16,486               324,923
                                                                              ============           ===========

------------------
(1) Unaudited

See accompanying notes to financial statements.

                            OCC ACCUMULATION TRUST
                       U.S GOVERNMENT INCOME PORTFOLIO
                        NOTES TO FINANCIAL STATEMENTS
                                JUNE 30, 1999

                                 (UNAUDITED)

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

OCC Accumulation Trust (the "Trust") was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of six classes of shares of beneficial interest at $.01 par value. The Trust is comprised of six portfolios: the Equity Portfolio, the Small Cap Portfolio, the Global Equity Portfolio, the Managed Portfolio, the U.S. Government Income Portfolio (the "Portfolio") and the Mid Cap Portfolio. OpCap Advisors (the "Adviser"), a subsidiary of Oppenheimer Capital, serves as the Trust's investment adviser. The accompanying financial statements and notes thereto are those of the Portfolio. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

Investment debt securities (other than short-term obligations) are valued each business day by an independent pricing service (approved by the Board of Trustees) using methods which include current market quotations from a major market maker in the securities and trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.

  (B) FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no Federal income tax provision is required.

  (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the basis of identified cost. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

  (D) DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually.

The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital or as a tax return of capital.

                            OCC ACCUMULATION TRUST
                       U.S GOVERNMENT INCOME PORTFOLIO
                        NOTES TO FINANCIAL STATEMENTS
                                JUNE 30, 1999
                           (UNAUDITED) (CONCLUDED)

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)
  (E) ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

  (F) USE OF ESTIMATES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  (G) EXPENSE OFFSET

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits that reduce custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

  (H) TRUSTEES' RETIREMENT PLAN

On October 19, 1998, the Trust adopted a retirement plan that provides for payments upon retirement to independent trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent trustee must serve for a minimum of seven years (or such lesser period as may be approved by the board) to become eligible to receive benefits. For the six months ended June 30, 1999, expenses accrued in connection with the retirement plan were $1,168.

(2) INVESTMENT ADVISORY FEE

The investment advisory fee is accrued daily and payable monthly to the Adviser, and is computed as a percentage of the Portfolio's net assets as of the close of business each day at the annual rate of .60%. The Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses in order to limit total operating expenses of the Portfolio to 1.00% of average net assets (net of any expense offset) on an annual basis.

(3) PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 1999, purchases and sales of investments, other than short-term securities, were $5,116,950 and $5,292,339, respectively.

(4) UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS

Aggregate gross unrealized appreciation for securities in which there was an excess of value over cost was $16,222, aggregate gross unrealized depreciation for securities in which there was an excess of cost over value was $224,136, resulting in net unrealized depreciation of $207,914.

                            OCC ACCUMULATION TRUST
                       U.S. GOVERNMENT INCOME PORTFOLIO
                             FINANCIAL HIGHLIGHTS
    FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                            SIX MONTHS ENDED        YEAR ENDED DECEMBER 31,
                                            JUNE 30, 1999        -----------------------------     JANUARY 3, 1995 (1)
                                                (7)               1998        1997       1996      DECEMBER 31, 1995
                                            ----------------     -------     ------     ------     -------------------
Net asset value, beginning of period.....       $  10.66         $ 10.51     $10.38     $10.62           $ 10.00
                                                --------         -------     ------     ------           -------
Income from investment operations:
  Net investment income..................           0.24            0.53       0.57       0.55              0.60
  Net realized and unrealized gain (loss)
     on investments......................          (0.46)           0.31       0.14      (0.24)             0.68
                                                --------         -------     ------     ------           -------
     Total income (loss) from investment
       operations........................          (0.22)           0.84       0.71       0.31              1.28
                                                --------         -------     ------     ------           -------
Dividends and distributions to
  shareholders:
  From net investment income.............          (0.24)          (0.53)     (0.57)     (0.55)            (0.60)
  From net realized gains................             --           (0.16)     (0.01)        --             (0.06)
                                                --------         -------     ------     ------           -------
     Total dividends and distributions to
       shareholders......................          (0.24)          (0.69)     (0.58)     (0.55)            (0.66)
                                                --------         -------     ------     ------           -------
Net asset value, end of period...........       $  10.20         $ 10.66     $10.51     $10.38           $ 10.62
                                                ========         =======     ======     ======           =======
Total return (2).........................          (2.1%)           8.1%       7.0%       3.0%             13.1%
                                                ========         =======     ======     ======           =======
Net assets, end of period (000's)........       $ 10,260         $10,542     $6,983     $3,422           $ 1,442
                                                --------         -------     ------     ------           -------
Ratio of net operating expenses to
  average net assets (5).................          0.94%(3,4)      1.00%(6)   0.93%(6)   0.96%(6)          0.75%(3,6)
                                                --------         -------     ------     ------           -------
Ratio of net investment income to average
  net assets (5).........................          4.69%(3,4)      4.96%(6)   5.51%(6)   5.27%(6)          5.75%(3,6)
                                                --------         -------     ------     ------           -------
Portfolio turnover.......................            49%             80%        80%        31%               65%
                                                --------         -------     ------     ------           -------

------------------
(1) Commencements of operations.
(2) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(3) Annualized
(4) Average net assets for the six months ended June 30, 1999 were $10,737,066.
(5) Inclusive of expenses offset by earnings credits from custodian bank (See 1G in Notes to Financial Statements).
(6) During the periods noted above, the Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's operating expenses. If such waivers and assumptions had not been in effect, the ratios of net operating expenses to average net assets and the ratios of net investment income to average net assets would have been 1.19% and 4.77%, respectively, for the year ended December 31, 1998, 1.06% and 5.37%, respectively, for the year ended December 31, 1997, 2.34% and 3.87%, respectively, for the year ended December 31, 1996, and 4.73% and 1.77%, (annualized) respectively, for the period January 3, 1995 (commencement of operations) to December 31, 1995.
(7) Unaudited

                             OCC ACCUMULATION TRUST
                           ONE WORLD FINANCIAL CENTER
                               NEW YORK, NY 10281

TRUSTEES AND PRINCIPAL OFFICERS

Joseph M. LaMotta........................................  Trustee, President & Chairman
Paul Y. Clinton..........................................  Trustee
Thomas W. Courtney.......................................  Trustee
Lacy B. Herrmann.........................................  Trustee
George Loft..............................................  Trustee
Bernard H. Garil.........................................  Vice President
Mark F. Degenhart........................................  Vice President and Portfolio Manager
John C. Giusio, Jr.......................................  Vice President
Richard J. Glasebrook, II................................  Vice President and Portfolio Manager
Colin Glinsman...........................................  Vice President and Portfolio Manager
Louis Goldstein..........................................  Vice President and Portfolio Manager
Benjamin D. Gutstein.....................................  Vice President and Portfolio Manager
Vikki Hanges.............................................  Vice President and Portfolio Manager
Timothy J. McCormack.....................................  Vice President and Portfolio Manager
Eileen P. Rominger.......................................  Vice President and Portfolio Manager
Lawrence K. Becker.......................................  Treasurer
Deborah Kaback...........................................  Secretary
Brian S. Shlissel........................................  Assistant Treasurer
Maria Camacho............................................  Assistant Secretary




INVESTMENT ADVISER
OpCap Advisors
One World Financial Center
New York, NY 10281

CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
P.O. Box 1978
Boston, MA 02105

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

This report is authorized for distribution only to shareholders and to others who have received a copy of this Trust's prospectus.